The Gabelli Small Cap Growth Fund

Schedule of Investments — December 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.6%
	Aerospace — 2.0%
993,000	Aerojet Rocketdyne Holdings Inc.†	$45,340,380
17,000	Allied Motion Technologies Inc.	824,500
40,000	Innovative Solutions & Support Inc.†	233,600

		46,398,480

	Agriculture — 0.0%
12,000	Cadiz Inc.†	132,240
4,000	Limoneira Co.	76,920

		209,160

	Automotive — 1.5%
1,150,000	Navistar International Corp.†	33,281,000
11,000	PACCAR Inc.	870,100

		34,151,100

	Automotive: Parts and Accessories — 3.3%
190,000	BorgWarner Inc.	8,242,200
88,022	China Automotive Systems Inc.†	277,269
1,150,000	Dana Inc.	20,930,000
950,000	Freni Brembo SpA	11,785,754
10,000	Garrett Motion Inc.†	99,900
1,600	Lear Corp.	219,520
610,000	Modine Manufacturing Co.†	4,697,000
18,000	Monro Inc.	1,407,600
11,000	O’Reilly Automotive Inc.†	4,820,860
45,000	Puradyn Filter Technologies Inc.†	1,278
100,000	SORL Auto Parts Inc.†	444,000
85,000	Spartan Motors Inc.	1,536,800
200,000	Standard Motor Products Inc.	10,644,000
200,000	Strattec Security Corp.(a)	4,442,000
144,000	Superior Industries International Inc.	531,360
357,000	Tenneco Inc., Cl. A	4,676,700
22,500	Thor Industries Inc.	1,671,525
180,000	Uni-Select Inc.	1,578,838

		78,006,604

	Aviation: Parts and Services — 3.9%
22,500	AAR Corp.	1,014,750
9,500	Astronics Corp.†	265,525
22,700	Astronics Corp., Cl. B†	637,303
45,000	Ducommun Inc.†	2,273,850
800,000	Kaman Corp.	52,736,000
90,000	Moog Inc., Cl. A	7,679,700
16,500	Moog Inc., Cl. B	1,418,423
4,950,000	Signature Aviation plc	20,798,209
42,500	Woodward Inc.	5,033,700

		91,857,460

	Broadcasting — 1.7%
345,000	Beasley Broadcast Group Inc., Cl. A	1,066,050
10,000	Cogeco Communications Inc.	871,742
23,300	Cogeco Inc.	1,867,696
200,000	Corus Entertainment Inc., Cl. B	819,375
40,000	Fox Corp., Cl. A	1,482,800

Shares		Market Value

25,000	Gray Television Inc.†	$536,000
72,350	Gray Television Inc., Cl. A†	1,437,595
415,000	ITV plc	830,066
17,000	Liberty Broadband Corp., Cl. A†	2,117,520
17,000	Liberty Broadband Corp., Cl. C†	2,137,750
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	875,600
28,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	1,287,020
72,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	3,480,480
26,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	1,251,640
352,000	MSG Networks Inc., Cl. A†	6,124,800
38,500	Nexstar Media Group Inc., Cl. A	4,514,125
350,000	Salem Media Group Inc.	504,000
160,000	Sinclair Broadcast Group Inc., Cl. A	5,334,400
484,700	Sirius XM Holdings Inc.	3,465,605

		40,004,264

	Building and Construction — 4.5%
85,000	Arcosa Inc.	3,786,750
50,000	Armstrong Flooring Inc.†	213,500
145,000	D.R. Horton Inc.	7,648,750
29,000	Gibraltar Industries Inc.†	1,462,760
468,000	Herc Holdings Inc.†	22,903,920
150,000	KB Home	5,140,500
410,000	Lennar Corp., Cl. B	18,327,000
330,000	Louisiana-Pacific Corp.	9,791,100
124,000	MDC Holdings Inc.	4,731,840
40,000	Meritage Homes Corp.†	2,444,400
2,700	NVR Inc.†	10,282,707
200,000	PulteGroup Inc.	7,760,000
65,000	Titan Machinery Inc.†	960,700
225,000	Toll Brothers Inc.	8,889,750

		104,343,677

	Business Services — 4.3%
15,000	ACCO Brands Corp.	140,400
750,012	Clear Channel Outdoor Holdings Inc.†	2,145,034
531,000	Diebold Nixdorf Inc.†	5,607,360
100,000	Element Solutions Inc.†	1,168,000
72,000	GP Strategies Corp.†	952,560
13,000	GSE Systems Inc.†	21,450
254,000	IAA Inc.†	11,953,240
945,000	Internap Corp.†	1,039,500
337,000	Live Nation Entertainment Inc.†	24,085,390
140,000	Loomis AB, Cl. B	5,796,495
175,000	Macquarie Infrastructure Corp.	7,497,000
24,000	McGrath RentCorp	1,836,960
20,000	Sealed Air Corp.	796,600
95,000	Sohgo Security Services Co. Ltd.	5,176,016
16,700	Stamps.com Inc.†	1,394,784
340,000	Team Inc.†	5,429,800
670,000	The Interpublic Group of Companies Inc.	15,477,000

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Business Services (Continued)
25,000	TransAct Technologies Inc.	$274,250
1,765,000	Trans-Lux Corp.†(a)	573,625
45,000	United Rentals Inc.†	7,504,650
8,000	Vectrus Inc.†	410,080

		99,280,194

	Cable — 0.8%
160,000	AMC Networks Inc., Cl. A†	6,320,000
42,225	DISH Network Corp., Cl. A†	1,497,721
30,000	EchoStar Corp., Cl. A†	1,299,300
128,000	Liberty Global plc, Cl. A†	2,910,720
300,000	Liberty Global plc, Cl. C†	6,538,500
100,000	WideOpenWest Inc.†	742,000

		19,308,241

	Communications Equipment — 0.1%
249,000	Communications Systems Inc.	1,536,330

	Computer Software and Services — 2.5%
33,000	3D Systems Corp.†	288,750
106,000	Activision Blizzard Inc.	6,298,520
656,000	Alithya Group Inc., Cl. A†	1,849,920
190,000	Avid Technology Inc.†	1,630,200
329,000	GTY Technology Holdings Inc.†	1,937,810
33,000	InterXion Holding NV†	2,765,730
18,000	MKS Instruments Inc.	1,980,180
66,000	Rockwell Automation Inc.	13,376,220
112,000	Stratasys Ltd.†	2,265,200
87,500	Tyler Technologies Inc.†	26,251,750

		58,644,280

	Consumer Products — 2.2%
160,000	1-800-Flowers.com Inc., Cl. A†	2,320,000
78,000	Brunswick Corp.	4,678,440
32,000	Chofu Seisakusho Co. Ltd.	725,673
56,000	Church & Dwight Co. Inc.	3,939,040
17,000	Energizer Holdings Inc.	853,740
30,000	Ginko International Co. Ltd.	212,163
2,000	Harley-Davidson Inc.	74,380
146,400	Hunter Douglas NV	9,524,621
2,800	Kobayashi Pharmaceutical Co. Ltd.	238,885
9,500	LCI Industries	1,017,735
259,000	Marine Products Corp.	3,729,600
8,500	National Presto Industries Inc.	751,315
230,000	Sally Beauty Holdings Inc.†	4,197,500
220,000	Samick Musical Instruments Co. Ltd.	352,890
10,000	Shimano Inc.	1,635,452
14,000	Steven Madden Ltd.	602,140
137,000	Swedish Match AB	7,061,833
20,000	The Scotts Miracle-Gro Co.	2,123,600
19,000	WD-40 Co.	3,688,660
85,000	Wolverine World Wide Inc.	2,867,900

		50,595,567

Shares		Market Value

	Consumer Services — 1.5%
53,000	Bowlin Travel Centers Inc.†	$152,375
2,750	Collectors Universe Inc.	63,388
13,000	GCI Liberty Inc., Cl. A†	921,050
2,000	H&E Equipment Services Inc.	66,860
12,000	IAC/InterActiveCorp.†	2,989,320
260,000	KAR Auction Services Inc.	5,665,400
760,000	Rollins Inc.	25,201,600

		35,059,993

	Diversified Industrial — 8.8%
14,500	Acuity Brands Inc.	2,001,000
70,000	Albany International Corp., Cl. A	5,314,400
145,000	Ampco-Pittsburgh Corp.†	436,450
6,000	Anixter International Inc.†	552,600
70,500	Burnham Holdings Inc., Cl. A	994,050
381,000	Crane Co.	32,910,780
126,000	EnPro Industries Inc.	8,426,880
115,000	Greif Inc., Cl. A	5,083,000
96,000	Greif Inc., Cl. B	4,969,920
1,450,000	Griffon Corp.	29,478,500
4,000	Haynes International Inc.	143,120
190,000	Jardine Strategic Holdings Ltd.	5,823,500
7,000	JSP Corp.	126,271
98,000	Kimball International Inc., Cl. B	2,025,660
50,000	L.B. Foster Co., Cl. A†	969,000
57,200	Lawson Products Inc.†	2,980,120
71,000	Lincoln Electric Holdings Inc.	6,867,830
55,000	Lindsay Corp.	5,279,450
27,000	Lydall Inc.†	554,040
39,000	Matthews International Corp., Cl. A	1,488,630
971,000	Myers Industries Inc.	16,196,280
15,000	nVent Electric plc	383,700
92,000	Oil-Dri Corp. of America	3,335,000
25,000	Olin Corp.	431,250
300,000	Park-Ohio Holdings Corp.	10,095,000
19,000	Pentair plc	871,530
94,000	Raven Industries Inc.	3,239,240
19,000	Roper Technologies Inc.	6,730,370
78,000	Sonoco Products Co.	4,814,160
57,000	Standex International Corp.	4,522,950
456,000	Steel Connect Inc.†	665,760
283,046	Steel Partners Holdings LP†	3,425,423
15,000	T. Hasegawa Co. Ltd.	294,188
8,000	Terex Corp.	238,240
375,000	Textron Inc.	16,725,000
490,000	Tredegar Corp.	10,951,500
230,000	Trinity Industries Inc.	5,094,500
50,000	Ultra Electronics Holdings plc	1,400,111

		205,839,403

	Educational Services — 0.0%
42,000	Career Education Corp.†	772,380

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Electronics — 1.7%
164,500	Badger Meter Inc.	$10,680,985
225,500	Bel Fuse Inc., Cl. A(a)	3,608,000
540,000	CTS Corp.	16,205,400
36,382	Daktronics Inc.	221,566
135,000	Gentex Corp.	3,912,300
40,000	IMAX Corp.†	817,200
40,000	Renesas Electronics Corp.†	276,103
100,000	Stoneridge Inc.†	2,932,000

		38,653,554

	Energy and Utilities — 4.1%
30,000	Avangrid Inc.	1,534,800
700,000	Black Ridge Oil and Gas Inc.†	12,600
28,100	Chesapeake Utilities Corp.	2,692,823
36,000	CMS Energy Corp.	2,262,240
11,000	Consolidated Water Co. Ltd.	179,300
100,000	Covanta Holding Corp.	1,484,000
58,000	Diamondback Energy Inc.	5,385,880
46,000	Dril-Quip Inc.†	2,157,860
76,000	Energy Recovery Inc.†	744,040
84,000	Hawaiian Electric Industries Inc.	3,936,240
30,000	KLX Energy Services Holdings Inc.†	193,200
25,500	Landis+Gyr Group AG	2,653,286
25,000	Marathon Petroleum Corp.	1,506,250
33,500	Middlesex Water Co.	2,129,595
52,000	National Fuel Gas Co.	2,420,080
15,000	Northwest Natural Holding Co.	1,105,950
34,000	NorthWestern Corp.	2,436,780
60,000	Oceaneering International Inc.†	894,600
50,000	Otter Tail Corp.	2,564,500
708,000	PNM Resources Inc.	35,902,680
1,865,000	RPC Inc.	9,772,600
20,000	Siemens Gamesa Renewable Energy SA	350,757
94,000	SJW Group	6,679,640
40,000	Southwest Gas Holdings Inc.	3,038,800
9,000	Spire Inc.	749,790
37,500	The York Water Co.	1,729,125
12,000	Vestas Wind Systems A/S	1,212,636

		95,730,052

	Entertainment — 2.6%
4,000	AMC Entertainment Holdings Inc., Cl. A	28,960
50,000	Discovery Inc., Cl. A†	1,637,000
79,000	Discovery Inc., Cl. C†	2,408,710
96,000	Inspired Entertainment Inc.†	648,000
83,000	Liberty Media Corp.- Liberty Braves, Cl. A†	2,460,950
236,000	Liberty Media Corp.- Liberty Braves, Cl. C†	6,971,440
30,000	Manchester United plc, Cl. A	597,900
35,000	Take-Two Interactive Software Inc.†	4,285,050
100,000	The Madison Square Garden Co., Cl. A†	29,419,000

Shares		Market Value

26,000	The Walt Disney Co.	$3,760,380
74,000	Universal Entertainment Corp.	2,530,118
76,000	World Wrestling Entertainment Inc., Cl. A	4,930,120

		59,677,628

	Environmental Services — 0.7%
185,000	Republic Services Inc.	16,581,550

	Equipment and Supplies — 12.7%
55,000	A.O. Smith Corp.	2,620,200
458,000	AMETEK Inc.	45,680,920
50,000	AZZ Inc.	2,297,500
24,000	Chart Industries Inc.†	1,619,760
189,000	CIRCOR International Inc.†	8,739,360
390,062	Core Molding Technologies Inc.†	1,267,702
150,000	Crown Holdings Inc.†	10,881,000
2,025	Danaher Corp.	310,797
130,200	Donaldson Co. Inc.	7,502,124
88,000	Entegris Inc.	4,407,920
376,000	Federal Signal Corp.	12,126,000
260,000	Flowserve Corp.	12,940,200
271,000	Franklin Electric Co. Inc.	15,533,720
622,000	Graco Inc.	32,344,000
67,000	IDEX Corp.	11,524,000
290,000	Interpump Group SpA	9,186,315
22,000	Littelfuse Inc.	4,208,600
55,000	Maezawa Kyuso Industries Co. Ltd.	1,124,753
78,000	Minerals Technologies Inc.	4,495,140
6,000	MSA Safety Inc.	758,160
723,000	Mueller Industries Inc.	22,955,250
600,000	Mueller Water Products Inc., Cl. A	7,188,000
3,600	Teleflex Inc.	1,355,184
215,000	Tennant Co.	16,752,800
819,800	The Gorman-Rupp Co.	30,742,500
110,000	The Greenbrier Companies Inc.	3,567,300
230,000	The L.S. Starrett Co., Cl. A†	1,315,600
33,000	The Manitowoc Co. Inc.†	577,500
63,500	The Middleby Corp.†	6,954,520
40,000	The Timken Co.	2,252,400
42,000	The Toro Co.	3,346,140
7,500	Valmont Industries Inc.	1,123,350
30,000	Vicor Corp.†	1,401,600
7,875	Watsco Inc., Cl. B	1,430,494
70,000	Watts Water Technologies Inc., Cl. A	6,983,200

		297,514,009

	Financial Services — 3.7%
8,500	Alleghany Corp.†	6,796,345
8,240	Ameris Bancorp	350,530
26,000	Argo Group International Holdings Ltd.	1,709,500
9,400	BKF Capital Group Inc.†	110,450
16,000	Cadence BanCorp	290,080
12,000	Capitol Federal Financial Inc.	164,760
22,000	Crazy Woman Creek Bancorp Inc.	422,840

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
365,000	Energy Transfer LP	$4,682,950
124	Farmers & Merchants Bank of Long Beach	973,276
430,000	Flushing Financial Corp.	9,290,150
66,000	FNB Corp.	838,200
360,000	GAM Holding AG†	1,043,025
290,000	Hope Bancorp Inc.	4,309,400
445,000	Huntington Bancshares Inc.	6,710,600
38,000	Janus Henderson Group plc	929,100
740,000	KKR & Co. Inc., Cl. A	21,585,800
2,500	Manning & Napier Inc.	4,350
90,000	Medallion Financial Corp.†	654,300
56,000	Pzena Investment Management Inc., Cl. A	482,720
43,072	Sandy Spring Bancorp Inc.	1,631,567
15,000	Sculptor Capital Management Inc.	331,500
843	South State Corp.	73,130
20,000	State Auto Financial Corp.	620,400
410,000	Sterling Bancorp	8,642,800
84,000	Synovus Financial Corp.	3,292,800
20,000	TFS Financial Corp.	393,600
15,000	Thomasville Bancshares Inc.	690,000
240,000	Valley National Bancorp	2,748,000
40,000	Value Line Inc.	1,156,400
328,000	Waddell & Reed Financial Inc., Cl. A	5,484,160
10,000	Waterloo Investment Holdings Ltd.†(b)	2,100
133,000	Wright Investors’ Service Holdings Inc.†	56,259

		86,471,092

	Food and Beverage — 8.9%
425,000	Arca Continental SAB de CV	2,248,010
112,000	Brown-Forman Corp., Cl. A	7,030,240
42,000	Bull-Dog Sauce Co. Ltd.	435,636
2,100,000	China Tontine Wines Group Ltd.†	34,765
211,000	Chr. Hansen Holding A/S	16,767,625
340,000	Cott Corp.	4,651,200
345,200	Crimson Wine Group Ltd.†	2,554,480
2,100,000	Davide Campari-Milano SpA	19,174,425
205,000	Denny’s Corp.†	4,075,400
1,500,000	Dynasty Fine Wines Group Ltd.†	62,562
103,000	Farmer Brothers Co.†	1,551,180
435,000	Flowers Foods Inc.	9,456,900
148,000	ITO EN Ltd.	7,464,360
76,000	Iwatsuka Confectionery Co. Ltd.	2,930,744
23,000	J & J Snack Foods Corp.	4,238,210
140,000	Kameda Seika Co. Ltd.	6,423,082
885,000	Kikkoman Corp.	43,738,898
764,000	Maple Leaf Foods Inc.	15,226,460
6,000	MEIJI Holdings Co. Ltd.	407,528
32,000	MGP Ingredients Inc.	1,550,400
84,000	Morinaga Milk Industry Co. Ltd.	3,440,247
27,000	National Beverage Corp.†	1,377,540
78,000	Nissin Foods Holdings Co. Ltd.	5,829,092

Shares		Market Value

23,000	Post Holdings Inc.†	$2,509,300
285,000	Rock Field Co. Ltd.	4,013,161
9,500	The Boston Beer Co. Inc., Cl. A†	3,589,575
286,000	The Hain Celestial Group Inc.†	7,423,130
67,000	The J.M. Smucker Co.	6,976,710
625,000	Tingyi (Cayman Islands) Holding Corp.	1,066,758
293,000	Tootsie Roll Industries Inc.	10,003,020
19,000	United Natural Foods Inc.†	166,440
410,000	Vina Concha y Toro SA	771,964
1,225,000	Vitasoy International Holdings Ltd.	4,441,083
20,000	Willamette Valley Vineyards Inc.†	138,600
114,000	Yakult Honsha Co. Ltd.	6,326,630

		208,095,355

	Health Care — 5.9%
3,500	Align Technology Inc.†	976,640
7,000	Bio-Rad Laboratories Inc., Cl. A†	2,590,210
15,000	Bruker Corp.	764,550
63,000	Cantel Medical Corp.	4,466,700
13,000	Cardiovascular Systems Inc.†	631,670
7,000	Chemed Corp.	3,074,820
26,000	CONMED Corp.	2,907,580
34,400	Covetrus Inc.†	454,080
442,000	Cutera Inc.†	15,828,020
32,000	DexCom Inc.†	6,999,680
44,000	Evolent Health Inc., Cl. A†	398,200
186,000	Globus Medical Inc., Cl. A†	10,951,680
78,000	Henry Schein Inc.†	5,204,160
33,500	ICU Medical Inc.†	6,268,520
12,000	LivaNova plc†	905,160
63,500	Masimo Corp.†	10,036,810
110,000	Meridian Bioscience Inc.	1,074,700
25,400	Neogen Corp.†	1,657,604
127,000	NuVasive Inc.†	9,822,180
216,000	OPKO Health Inc.†	317,520
138,000	Orthofix Medical Inc.†	6,372,840
44,000	Owens & Minor Inc.	227,480
44,500	Patterson Cos. Inc.	911,360
406,000	Quidel Corp.†	30,462,180
120,000	RTI Surgical Holdings Inc.†	328,800
25,000	Seikagaku Corp.	283,926
24,000	STERIS plc	3,658,080
1,900	Straumann Holding AG	1,865,840
3,000	Stryker Corp.	629,820
34,000	SurModics Inc.†	1,408,620
32,000	Teladoc Health Inc.†	2,679,040
2,700	The Cooper Companies Inc.	867,483
38,000	United-Guardian Inc.	746,700
30,000	Wright Medical Group NV†	914,400

		136,687,053

	Home Furnishings — 0.3%
208,000	Bassett Furniture Industries Inc.	3,469,440

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Home Furnishings (Continued)
17,000	Ethan Allen Interiors Inc.	$324,020
88,000	La-Z-Boy Inc.	2,770,240

		6,563,700

	Hotels and Gaming — 4.4%
269,000	Boyd Gaming Corp.	8,053,860
190,000	Canterbury Park Holding Corp.	2,356,000
174,000	Churchill Downs Inc.	23,872,800
140,000	Formosa International Hotels Corp.	784,602
556,000	Full House Resorts Inc.†	1,862,600
60,000	Gaming and Leisure Properties Inc., REIT	2,583,000
1,000,000	Genting Singapore Ltd.	684,040
171,000	Golden Entertainment Inc.†	3,286,620
12,000	Las Vegas Sands Corp.	828,480
3,000,000	Mandarin Oriental International Ltd.	5,460,000
30,000	Penn National Gaming Inc.†	766,800
434,000	Ryman Hospitality Properties Inc., REIT	37,610,440
2,950,000	The Hongkong & Shanghai Hotels Ltd.	3,161,133
276,000	The Marcus Corp.	8,768,520
22,000	Wynn Resorts Ltd.	3,055,140

		103,134,035

	Machinery — 2.0%
360,000	Astec Industries Inc.	15,120,000
1,550,000	CNH Industrial NV	17,050,000
170,000	Kennametal Inc.	6,271,300
6,000	Nordson Corp.	977,040
171,000	The Eastern Co.	5,220,630
156,000	Twin Disc Inc.†	1,719,120
90,000	Welbilt Inc.†	1,404,900

		47,762,990

	Manufactured Housing and Recreational Vehicles — 1.0%
88,000	Cavco Industries Inc.†	17,193,440
70,000	Nobility Homes Inc.	1,680,000
85,000	Skyline Champion Corp.†	2,694,500
55,000	Winnebago Industries Inc.	2,913,900

		24,481,840

	Metals and Mining — 0.1%
50,000	Allegheny Technologies Inc.†	1,033,000
45,000	Ivanhoe Mines Ltd., Cl. A†	147,280
100,000	Kinross Gold Corp.†	474,000
130,000	TimkenSteel Corp.†	1,021,800
30,000	Turquoise Hill Resources Ltd.†	22,086

		2,698,166

	Publishing — 0.9%
3,000	Graham Holdings Co., Cl. B	1,916,970
5,000	John Wiley & Sons Inc., Cl. B	246,025
48,000	Meredith Corp.	1,558,560
50,000	News Corp., Cl. A	707,000
1,105,000	The E.W. Scripps Co., Cl. A	17,359,550

		21,788,105

Shares		Market Value

	Real Estate — 2.0%
79,000	Capital Properties Inc., Cl. A	$1,216,600
50,000	Cohen & Steers Inc.	3,138,000
260,000	Griffin Industrial Realty Inc.(a)	10,283,000
6,967	Gyrodyne LLC†	131,328
19,000	Lamar Advertising Co., Cl. A, REIT	1,695,940
92,000	Morguard Corp.	14,240,499
99,995	Reading International Inc., Cl. A†	1,118,944
2,737	Reading International Inc., Cl. B†	73,899
28,000	Seritage Growth Properties, Cl. A, REIT	1,122,240
166,000	Tejon Ranch Co.†	2,652,680
573,000	The St. Joe Co.†	11,362,590
100,000	Trinity Place Holdings Inc.†	301,000

		47,336,720

	Retail — 5.3%
20,000	Aaron’s Inc.	1,142,200
155,000	AutoNation Inc.†	7,537,650
21,024	Barnes & Noble Education Inc.†	89,772
39,000	Big 5 Sporting Goods Corp.	117,000
2,500	Biglari Holdings Inc., Cl. A†	1,500,000
3,000	Casey’s General Stores Inc.	476,970
120,000	Copart Inc.†	10,912,800
2,500	Dunkin’ Brands Group Inc.	188,850
145,000	GNC Holdings Inc., Cl. A†	391,500
845,000	Hertz Global Holdings Inc.†	13,308,750
626,000	Ingles Markets Inc., Cl. A	29,741,260
77,000	Lands’ End Inc.†	1,293,600
90,000	Macy’s Inc.	1,530,000
85,000	Movado Group Inc.	1,847,900
157,000	Nathan’s Famous Inc.	11,128,160
84,000	Penske Automotive Group Inc.	4,218,480
93,000	Pets at Home Group plc	344,435
286,000	Rush Enterprises Inc., Cl. B	13,070,200
8,500	Salvatore Ferragamo SpA	178,772
324,000	The Cheesecake Factory Inc.	12,590,640
88,400	Tractor Supply Co.	8,260,096
44,500	Village Super Market Inc., Cl. A	1,032,400
55,000	Weis Markets Inc.	2,226,950
600	Winmark Corp.	118,980

		123,247,365

	Specialty Chemicals — 3.2%
85,000	Albemarle Corp.	6,208,400
29,000	Ashland Global Holdings Inc.	2,219,370
1,870,000	Ferro Corp.†	27,732,100
101,000	GCP Applied Technologies Inc.†	2,293,710
91,200	General Chemical Group Inc.†	684
290,000	H.B. Fuller Co.	14,955,300
16,000	Hawkins Inc.	732,960
76,000	Huntsman Corp.	1,836,160
13,400	NewMarket Corp.	6,519,368
10,500	Quaker Chemical Corp.	1,727,460

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2019 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
88,000	Sensient Technologies Corp.	$5,815,920
18,000	SGL Carbon SE†	95,704
6,000	Takasago International Corp.	140,702
191,000	Valvoline Inc.	4,089,310

		74,367,148

	Telecommunications — 1.1%
12,000	ATN International Inc.	664,680
80,000	Consolidated Communications Holdings Inc.	310,400
142,000	Gogo Inc.†	908,800
175,000	HC2 Holdings Inc.†	379,750
6,000	IDT Corp., Cl. B†	43,260
112,000	Iridium Communications Inc.†	2,759,680
40,000	Liberty Latin America Ltd., Cl. C†	778,400
55,000	Loral Space & Communications Inc.†	1,777,600
380,321	NII Holdings Inc.†	825,297
130,000	Nuvera Communications Inc.	2,470,000
100,000	Rogers Communications Inc., Cl. B	4,967,000
171,000	Shenandoah Telecommunications Co.	7,115,310
721,000	VEON Ltd., ADR	1,824,130
21,000	Verizon Communications Inc.	1,289,400

		26,113,707

	Transportation — 1.7%
448,000	GATX Corp.	37,116,800
18,600	Irish Continental Group plc	100,980
115,000	Navigator Holdings Ltd.†	1,549,050

		38,766,830

	Wireless Communications — 0.2%
47,000	Millicom International Cellular SA, SDR	2,251,058
58,000	United States Cellular Corp.†	2,101,340

		4,352,398

	TOTAL COMMON STOCKS	2,326,030,430

	CLOSED-END FUNDS — 0.2%
75,000	MVC Capital Inc.	687,750
54,000	The Central Europe, Russia, and Turkey Fund Inc.	1,528,200

Shares		Market Value

31,977	The European Equity Fund Inc.	$299,944
118,000	The New Germany Fund Inc.	1,850,240

	TOTAL CLOSED-END FUNDS	4,366,134

	PREFERRED STOCKS — 0.2%
	Automotive: Parts and Accessories — 0.2%
124,000	Jungheinrich AG	2,990,466

	RIGHTS — 0.0%
	Entertainment — 0.0%
1,680,000	Media General Inc., CVR†(b)	2

	Health Care — 0.0%
290,000	Sanofi, CVR†	249,458

	Specialty Chemicals — 0.0%
65,000	A. Schulman Inc., CVR†(b)	33,995

	TOTAL RIGHTS	283,455

	TOTAL MISCELLANEOUS INVESTMENTS — 0.0%(c)	1,062,600

	TOTAL INVESTMENTS — 100.0% (Cost $863,718,911)	$2,334,733,085

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.

†	Non-income producing security.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt